Capital Stock & Earnings (Loss) Per Share - Schedule of Shares Issued and Outstanding (Details) - USD ($)		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss) attributable to OneMain Holdings, Inc.										$ (4,764,386)	$ (6,009,254)
OneMain Holdings, Inc. [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss) attributable to OneMain Holdings, Inc.										$ 215,000,000	$ (220,000,000)	$ 463,000,000
Weighted average number of shares outstanding, basic										134,718,588	127,910,680	114,791,225
Effect of dilutive securities	[1]									417,272		473,898
Weighted average number of shares outstanding, diluted										135,135,860	127,910,680	115,265,123
Basic		$ 0.20	$ 0.19	$ 0.19	$ 1.02	$ (1.46)	$ (0.10)	$ 0.09	$ 0.01	$ 1.60	$ (1.72)	$ 4.03
Diluted		$ 0.20	$ 0.19	$ 0.19	$ 1.01	$ (1.46)	$ (0.10)	$ 0.09	$ 0.01	$ 1.59	$ (1.72)	$ 4.02

[1]	We have excluded the following shares in the diluted earnings (loss) per share calculation for 2016, 2015, and 2014 because these shares would be anti-dilutive, which could impact the earnings (loss) per share calculation in the future: